Marketable Securities (Schedule of Debt Securities by Major Interest Type) (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Up To 2% [Member]	Dec. 31, 2013 Up To 2% [Member] Maximum [Member]	Dec. 31, 2013 2.05% - 2.951% [Member]	Dec. 31, 2013 2.05% - 2.951% [Member] Minimum [Member]	Dec. 31, 2013 2.05% - 2.951% [Member] Maximum [Member]	Dec. 31, 2012 Up to 2% [Member]	Dec. 31, 2012 Up to 2% [Member] Maximum [Member]	Dec. 31, 2012 2.038% - 2.951% [Member]	Dec. 31, 2012 2.038% - 2.951% [Member] Minimum [Member]	Dec. 31, 2012 2.038% - 2.951% [Member] Maximum [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	$ 39,632	[1]	$ 41,477	[1]	$ 34,945		$ 4,687			$ 33,145		$ 8,332
Net unrealized holding gains/(losses)	(154)		34		(217)		63			(84)		118
Aggregate fair value	$ 39,478	[2]	$ 41,511	[2]	$ 34,728		$ 4,750			$ 33,061		$ 8,450
Interest rate						2.00%		2.05%	2.951%		2.00%		2.038%	2.951%

[1]	Including accrued interest in the amount of $425K and $391K as of December 31, 2012 and 2013 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).